UNITED STATES
         SECURITIES & EXCHANGE COMMISSION
              Washington, D.C. 20549
                        Form 13F
                  Form 13F COVER PAGE
  Report for the Calendar Year or Quarter Ended          December 31, 2007

 Check here if Amendment [       ];    Amendment Number:

 This amendment (Check only one.) :          [     ] is a restatement
 [     ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:
 Name:          The Adams Express Company
 Address:       7 St. Paul Street, Suite 1140
                Baltimore, MD  21202

 Form 13F File Number:      28-597


 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this form.



 Person Signing this Report on Behalf of Reporting Manager:



 Name:        Christine M. Sloan
 Title:       Assistant Treasurer
 Phone:       (410) 752-5900

 Signature, Place, and Date of Signing:

 Christine M. Sloan            Baltimore, MD            February 12, 2008

   [Signature]                 [City, State]               [Date]



 Report Type (Check only one.):

 [X]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

 [   ]   13F NOTICE.  (Check here if no holdings reported
 are in this report, and all holdings are reported by other

 [   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)


 List of Other Managers Reporting for this Manager:
 Form 13F File Number Name
 28

 [Repeat as necessary.]



  Report Type (Check only one.):

  [X]   13F HOLDINGS REPORT.  (Check here if all holdings of this repor

  [   ]   13F NOTICE.  (Check here if no holdings repo

  [   ]   13F COMBINATION REPORT.  (Check here if a portion of the hold


  List of Other Managers Reporting for this Manager:
  Form 13F File Number Name
  28

  [Repeat as necessary.]


 Form 13F SUMMARY PAGE
 Report Summary:

 Number of Other Included Managers:           0

 Form 13F Information Table Entry Total:      76

 Form 13F Information Table Value Total:      $1,284,784
                                                        (in thousands)

 List of Other Included Managers:

 Provide a numbered list of the name (s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


 No.       Form 13-F File No.     Name
           28-

 [Repeat as necessary.]

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

 COLUMN 1             COLUMN 2   COLUMN 3 COLUMN 4   COLUMN 5     COLUMN 6       COLUMN 7   COLUMN 8
 NAME OF ISSUER    TITLE OF CLASS CUSIP   VALUE IN  SHARES/PRN SH/ PUT/ INVSTM   OTHER   VOTING AUTHORITY
                                            000's    AMOUNT    PRN CALL DISCRETN MANAGERS
                                                                                            SOLE SHARED NONE
                                                                                            >C>
  3M COMPANY              COM     88579Y101  13,491    160,000  SH      SOLE                160,000
  ABBOTT LABS             COM     002824100  17,968    320,000  SH      SOLE                320,000
  AIR PRODUCTS & CHEMIC   COM     009158106  22,685    230,000  SH      SOLE                230,000
  AMERICAN INT'L GROUP    COM     026874107  29,150    500,000  SH      SOLE                500,000
  AQUA AMERICA, INC.      COM     03836W103  10,579    499,000  SH      SOLE                499,000
  AT&T CORP               COM     00206R102  16,624    400,000  SH      SOLE                400,000
  AUTOMATIC DATA PROCES   COM     053015103  13,359    300,000  SH      SOLE                300,000
  AVON PRODUCTS           COM     054303102  15,907    402,400  SH      SOLE                402,400
  BANK OF AMERICA         COM     060505104  30,120    730,000  SH      SOLE                730,000
  BANK OF NEW YORK MELL   COM     064058100  19,688    403,775  SH      SOLE                403,775
  BJ WHOLESALE CLUB       COM     05548J106  13,532    400,000  SH      SOLE                400,000
  BRISTOL MYERS SQUIBB    COM     110122108  9,149     345,000  SH      SOLE                345,000
  BROADCOM CORP           COM     111320107  10,456    400,000  SH      SOLE                400,000
  BUNGE LTD.              COM     G16962105  11,641    100,000  SH      SOLE                100,000
  CINTAS CORP.            COM     172908105  10,086    300,000  SH      SOLE                300,000
  CISCO SYSTEMS           COM     17275R102  23,010    850,000  SH      SOLE                850,000
  COMCAST CORP.           CL A    20030N101  9,587     525,000  SH      SOLE                525,000
  CONOCOPHILLIPS          COM     20825C104  26,049    295,000  SH      SOLE                295,000
  CORNING INC             COM     219350105  11,995    500,000  SH      SOLE                500,000
  CURTISS-WRIGHT CORP     COM     231561101  18,072    360,000  SH      SOLE                360,000
  CVS/CAREMARK CORPORAT   COM     126650100  8,298     208,750  SH      SOLE                208,750
  DEAN FOODS              COM     242370104  8,792     340,000  SH      SOLE                340,000
  DEL MONTE FOODS         COM     24522P103  12,298   1,300,000 SH      SOLE                1,300,000
  DELL INC.               COM     24702R101  14,338    585,000  SH      SOLE                585,000
  DUKE ENERGY CORP.       COM     26441C105  12,335    611,560  SH      SOLE                611,560
  DUPONT EI DE NEMOURS    COM     263534109  15,872    360,000  SH      SOLE                360,000
  EMERSON ELECTRIC        COM     291011104  22,664    400,000  SH      SOLE                400,000
  ENSCO INTERNATIONAL,    COM     26874Q100  12,470    209,150  SH      SOLE                209,150
  EXXON MOBIL CORP.       COM     30231G102  20,143    215,000  SH      SOLE                215,000
  FIFTH THIRD BANC        COM     316773100  7,036     280,000  SH      SOLE                280,000
  GANNETT INC.            COM     364730101  4,388     112,500  SH      SOLE                112,500
  GENENTECH, INC          COM     368710406  14,755    220,000  SH      SOLE                220,000
  GENERAL ELECTRIC CO.    COM     369604103  51,453   1,388,000 SH      SOLE                1,388,000
  HARLEY DAVIDSON         COM     412822108  6,072     130,000  SH      SOLE                130,000
  ILLINOIS TOOL WORKS     COM     452308109  13,385    250,000  SH      SOLE                250,000
  INTEL CORP              COM     458140100  17,062    640,000  SH      SOLE                640,000
  JOHNSON & JOHNSON       COM     478160104  17,009    255,000  SH      SOLE                255,000
  LOWE'S COS INC.         COM     548661107  13,572    600,000  SH      SOLE                600,000
  LUBRIZOL CORP           COM     549271104  11,915    220,000  SH      SOLE                220,000
  MARATHON OIL CO.        COM     565849106  14,606    240,000  SH      SOLE                240,000
  MASCO CORP              COM     574599106  9,725     450,000  SH      SOLE                450,000
  MDU RESOURCES GROUP,    COM     552690109  15,531    562,500  SH      SOLE                562,500
  MEDTRONIC INC.          COM     585055106  15,584    310,000  SH      SOLE                310,000
  MICROSOFT CORP          COM     594918104  42,008   1,180,000 SH      SOLE                1,180,000
  MORGAN STANLEY CO.      COM     617446448  10,091    190,000  SH      SOLE                190,000
  NEWELL RUBBERMAID INC   COM     651229106  10,352    400,000  SH      SOLE                400,000
  NORTHEAST UTILITIES     COM     664397106  6,231     199,000  SH      SOLE                199,000
  ORACLE CORP             COM     68389X105  24,838   1,100,000 SH      SOLE                1,100,000
  OSHKOSH TRUCK CORP.     COM     688239201  13,233    280,000  SH      SOLE                280,000
  PEPSI CO. INC.          COM     713448108  30,360    400,000  SH      SOLE                400,000
  PETROLEUM & RESOURCES   COM     716549100  84,541   2,186,774 SH      SOLE                2,186,774
  PFIZER INC              COM     717081103  25,458   1,120,000 SH      SOLE                1,120,000
  PNC FINANCIAL SERVICE   COM     693475105  13,130    200,000  SH      SOLE                200,000
  PROCTER & GAMBLE COMP   COM     742718109  24,963    340,000  SH      SOLE                340,000
  PROSPERITY BANCSHARES   COM     743606105  5,878     200,000  SH      SOLE                200,000
  ROHM & HAAS CO.         COM     775371107  20,697    390,000  SH      SOLE                390,000
  RYLAND GROUP INC.       COM     783764103  9,463     343,500  SH      SOLE                343,500
  SAFEWAY, INC            COM     786514208  13,342    390,000  SH      SOLE                390,000
  SCHLUMBERGER LTD        COM     806857108  37,381    380,000  SH      SOLE                380,000
  SENOMYX INC.            COM     81724Q107  7,373     984,400  SH      SOLE                984,400
  SPECTRA ENERGY CORP.    COM     847560109  7,895     305,780  SH      SOLE                305,780
  SPIRIT AEROSYSTEMS HO   COM     848574109  14,663    425,000  SH      SOLE                425,000
  STATE STREET CORP.      COM     857477103  26,300    323,895  SH      SOLE                323,895
  TARGET CORP.            COM     87612E106  14,500    290,000  SH      SOLE                290,000
  TATA MOTORS LTD.  ADR   COM     876568502  5,375     285,000  SH      SOLE                285,000
  TEVA PHARMACEUTICAL I   COM     881624209  17,198    370,000  SH      SOLE                370,000
  THE COCA-COLA CO.       COM     191216100  12,274    200,000  SH      SOLE                200,000
  UNILEVER PLC ADR    PON ADR NEW 904767704  20,581    550,000  SH      SOLE                550,000
  UNITED PARCEL SERVICE COM CL B  911312106  10,962    155,000  SH      SOLE                155,000
  UNITED TECHNOLOGIES     COM     913017109  22,962    300,000  SH      SOLE                300,000
  WACHOVIA CORP.          COM     929903102  20,726    545,000  SH      SOLE                545,000
  WELLS FARGO COMPANY     COM     949746101  19,624    650,000  SH      SOLE                650,000
  WILMINGTON TRUST CORP   COM     971807102  12,778    363,000  SH      SOLE                363,000
  WINDSTREAM CORP         COM     97381W104  4,038     310,178  SH      SOLE                310,178
  WYETH COMPANY           COM     983024100  14,361    325,000  SH      SOLE                325,000
  ZIMMER HLDGS INC.       COM     98956P102  8,757     132,400  SH      SOLE                132,400
                                            1,284,784